Geographic Information - Schedule of property and equipment, net by location (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,010	$ 3,505
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,989	3,174
Americas (excluding United States)
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	367	192
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 654	$ 139